Subsequent Events (Details Narrative) - Subsequent Event [Member]	1 Months Ended
Feb. 23, 2023 USD ($) shares
Subsequent Event [Line Items]
Direct offering shares | shares	3,846,000
Purchase of ordinary shares | shares	2,884,500
Aggregate gross proceeds | $	$ 15,910,000
Net proceeds | $	$ 14,637,200